Deferred Government Grants - Summary of Deferred Government Grants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Government Grants [Line Items]
Balance at beginning of the year	$ 7,451	$ 19,597	$ 17,429
Subtotal	6,571	7,451	19,597	$ 17,429
Total deferred government grants	6,571	7,451	19,597	17,429
Current deferred government grants	1,728	1,586	15,120	1,590
Non-current deferred government grants	4,843	5,865	4,477	15,839
Government Grants for Property, Plant and Equipment
Deferred Government Grants [Line Items]
Balance at beginning of the year	4,549	2,330	3,005	3,551
Addition	412	2,752	0	0
Recognized as government grants	(660)	(533)	(675)	(546)
Subtotal	4,301	4,549	2,330	3,005
Total deferred government grants	4,301	4,549	2,330	3,005
Government Grants For Research And Development
Deferred Government Grants [Line Items]
Balance at beginning of the year	2,902	17,267	14,424	15,837
Addition	174	4,861	5,965	4,406
Recognized as government grants	(806)	(19,226)	(3,122)	(5,819)
Subtotal	2,270	2,902	17,267	14,424
Total deferred government grants	2,270	$ 2,902	$ 17,267	$ 14,424
Current deferred government grants	1,032
Non-current deferred government grants	$ 1,238